CUSTOMER CONCENTRATIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Concentration Risk [Line Items]
Revenues	$ 22,811	$ 3,191	$ 43,220	$ 207,236
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Revenues			$ 41,967	$ 202,025
Concentration risk percentage			97.00%	97.00%